Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 9,101	$ 6,235
Triparty repos and term bank deposits	15,655	17,368
Cash equivalents (excluding triparty repos and term bank deposits)	5,925	7,508
Total cash and cash equivalents	$ 30,681	$ 31,111	$ 22,472	$ 22,468